Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts receivable	¥ 325,606	$ 49,902	¥ 578,591
Allowance for credit losses	(100,020)	(15,329)	(109,315)
Accounts receivable, net	¥ 225,586	$ 34,573	¥ 469,276